Provision For Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provision for Environmental Rehabilitation

	2018	2017
Beginning balance at January 1	107,874	98,454
Change in estimates	(12,374)	8,350
Accretion	2,305	2,363
Settlements	-	(1,205)
Foreign exchange differences	109	(88)
Ending balance at December 31	97,914	107,874